Leases - Schedule of Changes in Carrying Value of Right of Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 551
Ending balance	656	$ 551
IFRS 16 Leases
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	551	420
Reclassified on account of adoption of IFRS 16		92
Additions	189	155
Additions through business combination (Refer to Note 2.10)		28
Deletions	(20)	(18)
Depreciation	(86)	(78)
Translation difference	22	(48)
Ending balance	656	551
Land | IFRS 16 Leases
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	83
Reclassified on account of adoption of IFRS 16		92
Additions	1
Depreciation	(1)	(1)
Translation difference	3	(8)
Ending balance	86	83
Buildings | IFRS 16 Leases
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	461	419
Additions	168	148
Additions through business combination (Refer to Note 2.10)		26
Deletions	(20)	(18)
Depreciation	(80)	(75)
Translation difference	16	(39)
Ending balance	545	461
Vehicles | IFRS 16 Leases
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	2	1
Additions	1
Additions through business combination (Refer to Note 2.10)		2
Depreciation	(1)	(1)
Translation difference	1
Ending balance	3	2
Computer Equipment | IFRS 16 Leases
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	5
Additions	19	7
Depreciation	(4)	(1)
Translation difference	2	(1)
Ending balance	$ 22	$ 5